Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Loss for the period	$ (45,794)	$ (185,410)	$ (98,774)
Items not involving cash:
Depreciation and amortization	6,200	16,288	11,395
Stock-based compensation expense	6,179	14,283	12,468
Unrealized foreign exchange gain	(2,053)	(15,168)	1,185
Deferred income tax expense (recovery)	(2,188)	(541)	(409)
Income from investments accounted for by the equity method	(14,458)	(13,444)	(16,190)
Accretion of long-term debt	1,016	1,643	2,094
Loss on disposal of assets	0	4,838	0
Inventory obsolescence and write-downs	0	4,925	0
Intangible impairment	0	1,721	0
Goodwill impairment	0	34,964	0
Other	607	(37)	340
Changes in non-cash operating working capital:
Accounts receivable	(14,598)	(12,289)	6,733
Inventories	(2,051)	5,179	(7,920)
Prepaid expenses	(4,649)	513	179
Accounts payable and accrued liabilities	(857)	(2,064)	(742)
Deferred revenue	1,561	5,208	3,115
Warranty liability	2,751	22,602	1,979
Net cash provided by operating activities	(68,334)	(116,789)	(84,547)
Cash flows from investing activities:
Purchase of property, plant and equipment	(13,123)	(26,450)	(30,363)
Purchase of intangible assets	(123)	0	(989)
(Purchase) sale of short-term investments, net	26,621	(5,771)	(22,520)
Repayment of loan receivable	0	0	2,494
Increase loan payable	29,080	0	2,450
Repayment of loan payable	(23,840)	0	(21,840)
Acquisitions, net of acquired cash (note 4)	(9,084)	1,178	(1,125)
Investment in equity interest (note 7(a))	(955)	0	0
Dividends received from joint ventures	10,000	8,287	22,600
Net cash used in investing activities	18,576	(22,756)	(49,293)
Cash flows from financing activities:
Increase in operating lines of credit	0	0	4,245
Repayment of operating lines of credit	(3,240)	(3,731)	(3,118)
Repayment of long-term debt	(53,278)	(9,947)	(6,725)
Issuance of subordinated debenture notes	34,345	0	0
Finance costs incurred	(1,392)	0	0
Proceeds from stock options exercised	1,816	741	969
Shares issued for cash	0	152,340	273,556
Share issuance costs	0	(5,065)	(8,126)
Net cash used in financing activities	(21,749)	134,338	260,801
Effect of foreign exchange on cash and cash equivalents	3,259	(5,238)	(1,288)
(Decrease) increase in cash and cash equivalents	(68,248)	(10,445)	125,673
Cash and cash equivalents, beginning of period	131,533	188,958	63,285
Cash and cash equivalents, end of period	63,285	178,513	188,958
Supplementary information:
Interest paid	1,349	3,911	3,532
Taxes paid, net of refunds	1,472	1,321	1,982
Non-cash transactions:
Shares issued on exercise of performance share units	3,799	10,599	6,597
Cancellation of performance share units	1,258	0	0
Common shares issued in connection with acquisitions (note 4)	23,052	24,091	0
Acquisition to be settled by issuance of common shares (note 4(a))	0	3,285	0
Contingent consideration payable in common shares in connection with acquisitions (note 4(c))	$ 428	$ 0	$ 0